Average Annual Total Returns - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 50%	Nov. 29, 2024
Fidelity Advisor Asset Manager 50% - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	6.28%
Past 5 years	5.88%
Past 10 years	4.69%
Fidelity Advisor Asset Manager 50% - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	5.61%
Past 5 years	4.86%
Past 10 years	3.46%
Fidelity Advisor Asset Manager 50% - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.87%
Past 5 years	4.35%
Past 10 years	3.32%
Fidelity Advisor Asset Manager 50% - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	10.86%
Past 5 years	6.32%
Past 10 years	4.66%
Fidelity Advisor Asset Manager 50% - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	8.56%
Past 5 years	6.11%
Past 10 years	4.66%
Fidelity Advisor Asset Manager 50% - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	13.09%
Past 5 years	7.43%
Past 10 years	5.59%
Fidelity Advisor Asset Manager 50% - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	13.17%
Past 5 years	7.54%
Since Inception	5.52%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F0001
Average Annual Return:
Past 1 year	13.58%
Past 5 years	7.17%
Past 10 years	5.67%

[1]	A From October 2, 2018 .